Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 2 to FORM S-4 - The changes reflect minor grammatical, typographical and formatting changes
Document Period End Date	Sep. 30, 2013
Trading Symbol	IBTX
Entity Registrant Name	INDEPENDENT BANK GROUP, INC.
Entity Central Index Key	0001564618
Entity Filer Category	Non-accelerated Filer